Basis of preparation (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Dec. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about borrowings [line items]
Cash & cash equivalents		$ 129,975	$ 129,975	$ 38,029	$ 161,551	$ 62,960
Cash flows from (used in) operating activities			30,344	20,655
Product sales, net			48,685	0
Proceeds from borrowings			71,039	$ 0
Credit line facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing facility	$ 125,000	$ 125,000	125,000
Borrowings term	5 years	5 years
Proceeds from borrowings	$ 75,000	$ 75,000
Available borrowing capacity		$ 50,000	$ 50,000